Employee Benefits - Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	$ 128,400,391	$ 131,410,989	$ 154,847,297
Current service cost	2,044,102	1,534,180	2,090,896
Interest cost on projected benefit obligation	33,203,706	30,565,134	28,913,257
Expected return on plan assets	(20,251,931)	(18,819,322)	(15,112,669)
Changes in the asset ceiling during the period and others	585,667	398,399	215,544
Past service costs and other	(177,054)	142,911	139,910
Actuarial gain for changes in experience	(20,645)	(43,603)	(23,024)
Actuarial (gain) loss from changes in demographic assumption	134	(64)	(48)
Actuarial (gain) loss from changes in financial assumptions	30,958	(88,990)	(6,907)
Net period cost	15,414,937	13,688,645	16,216,959
Actuarial loss for changes in experience	10,632,144	2,747,706	10,728,950
Actuarial loss/(gain) from changes in demographic assumptions	(430,315)	55,037	(104,568)
Actuarial (gain)/loss from changes in financial assumptions	1,900,436	(9,838,708)	(4,099,321)
Changes in the asset ceiling during the period and others	(2,247,990)	1,283,501	969,433
Return on plan assets greater than discount rate (shortfall)	(6,210,593)	13,719,181	(22,198,615)
Recognized in other comprehensive income	3,643,682	7,966,717	(14,704,121)
Contributions to the pension plan made by the Company	(10,853)	516,280	311,108
Benefits paid	(297,159)	(281,579)	(225,876)
Payments to employees	(10,868,600)	(23,753,735)	(25,042,314)
Plan changes	(29,383)	12,461
Effect of translation	(1,832,409)	(1,159,387)	7,936
Others	(13,038,404)	(24,665,960)	(24,949,146)
Balance at the end of the year	134,420,606	128,400,391	131,410,989
Less short-term portion	(232,102)	(275,209)	(236,304)
Non-current obligation	134,188,504	128,125,182	131,174,685
Defined benefit obligation [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	330,862,941	345,315,712	343,003,240
Current service cost	2,044,102	1,534,180	2,090,896
Interest cost on projected benefit obligation	33,203,706	30,565,134	28,913,257
Past service costs and other	(322,700)
Actuarial gain for changes in experience	(20,645)	(43,603)	(23,024)
Actuarial (gain) loss from changes in demographic assumption	134	(64)	(48)
Actuarial (gain) loss from changes in financial assumptions	30,958	(88,990)	(6,907)
Net period cost	34,935,555	31,966,657	30,974,174
Actuarial loss for changes in experience	10,632,144	2,747,706	10,728,950
Actuarial loss/(gain) from changes in demographic assumptions	(430,315)	55,037	(104,568)
Actuarial (gain)/loss from changes in financial assumptions	1,900,436	(9,838,708)	(4,099,321)
Return on plan assets greater than discount rate (shortfall)			(22,198,615)
Recognized in other comprehensive income	12,102,265	(7,035,965)	6,525,061
Contributions made by plan participants	45,404	78,642	99,201
Benefits paid	(27,844,968)	(13,502,781)	(10,574,420)
Payments to employees	(10,868,600)	(23,753,735)	(25,042,314)
Plan changes	(29,383)	12,461
Effect of translation	(4,745,061)	(2,218,050)	330,770
Others	(43,442,608)	(39,383,463)	(35,186,763)
Balance at the end of the year	334,458,153	330,862,941	345,315,712
Less short-term portion	(232,102)	(275,209)	(236,304)
Non-current obligation	334,226,051	330,587,732	345,079,408
Plan assets [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	(208,526,619)	(218,327,182)	(191,549,583)
Expected return on plan assets	(20,251,931)	(18,819,322)	(15,112,669)
Past service costs and other	145,646	142,911	139,910
Net period cost	(20,106,285)	(18,676,411)	(14,972,759)
Return on plan assets greater than discount rate (shortfall)	(6,210,593)	13,719,181
Recognized in other comprehensive income	(6,210,593)	13,719,181	(22,198,615)
Contributions made by plan participants	(45,404)	(78,642)	(99,201)
Contributions to the pension plan made by the Company	(10,853)	516,280	311,108
Benefits paid	27,547,809	13,221,202	10,348,544
Effect of translation	3,259,358	1,098,953	(166,676)
Others	30,750,910	14,757,793	10,393,775
Balance at the end of the year	(204,092,587)	(208,526,619)	(218,327,182)
Non-current obligation	(204,092,587)	(208,526,619)	(218,327,182)
Effect of asset celling [member]
Disclosure of actuarial results generated for the pension and retirement plans [line items]
Balance at the beginning of the year	6,064,069	4,422,459	3,393,640
Changes in the asset ceiling during the period and others	585,667	398,399	215,544
Net period cost	585,667	398,399	215,544
Changes in the asset ceiling during the period and others	(2,247,990)	1,283,501	969,433
Recognized in other comprehensive income	(2,247,990)	1,283,501	969,433
Effect of translation	(346,706)	(40,290)	(156,158)
Others	(346,706)	(40,290)	(156,158)
Balance at the end of the year	4,055,040	6,064,069	4,422,459
Non-current obligation	$ 4,055,040	$ 6,064,069	$ 4,422,459